Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of restricted share units reserve [line items]
Restricted Share Units Reserve, Beginning Balance	$ 5,178	$ 3,669
Recognition of fair value of RSUs issued	3,031	2,014
Restricted share units released	(2,239)	(505)
Restricted Share Units Reserve, Ending balance	$ 5,970	$ 5,178